Derivative Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 08, 2023
Derivative Liabilities [Line Items]
Gain on change in fair of derivative liabilities	$ 1,665,966	$ (37,278)
2023 Bridge Notes and Warrants [Member]
Derivative Liabilities [Line Items]
Fair value			$ 954,725
2023 Bridge Notes [Member]
Derivative Liabilities [Line Items]
Debt face amount	$ 555,000